Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss for the period	$ (865)	$ (932)
Adjustments to reconcile loss to net cash used in operating activities (a)	148	481
Net cash used in operating activities	(717)	(451)
Cash flows from investing activities:
Interest from bank deposit	5	24
Purchase of property and equipment
Net cash from investing activities	5	24
Cash flows from financing activities:
Net cash provided by financing activities
Decrease in cash and cash equivalents	(712)	(427)
Gains from exchange rate differences on cash and cash equivalents	(1)	(1)
Cash and cash equivalents at the beginning of the period	3,631	4,455
Cash and cash equivalents at the end of the period	2,918	4,027
Income and expenses not involving operating cash flows:
Depreciation		1
Revaluation of marketable securities - InterCure Ltd	(968)	(61)
Revaluation of warrants to purchase ADS’s	1,289	535
Share-based payment transactions to employees and non-employees	23	12
Gains from exchange rate differences on cash and cash equivalents	1	1
Interest income	(5)	(24)
Other financial expenses (income)	(1)
Net income and expenses not involving cash flows	339	464
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other current assets	(195)	55
Increase (decrease) in other accounts payable	4	(38)
Net operating asset and liability	(191)	17
Net cash provided by (used in) operating activities	148	481
(b) Non-cash activities:
Exercise of warrants	$ 512